Submission	Sep. 24, 2024
Submission [Line Items]
Central Index Key	0001472787
Registrant Name	First American Financial Corp
Registration File Number	333-282208
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES